Note 44 - Administration Costs	12 Months Ended
Dec. 31, 2020
Classes Of Employee Benefits Expense
Personnel Expenses Explanatory

44. Administration costs

44.1. Personnel expense

The breakdown of the balance under this heading in the accompanying consolidated income statements is as follows:

Other administrative expense (Millions of Euros)
	2020	2019	2018
Technology and systems	1.088	1.060	1.000
Communications	172	181	193
Advertising	186	250	265
Property, fixtures and materials	404	477	865
Taxes other than income tax	344	378	395
Surveillance and cash courier services	161	188	177
Other expense	749	885	921
Total	3.105	3.418	3.816

44.1.1. Share-based employee remuneration

The amounts recognized under the heading “Administration costs - Personnel expense - Other personnel expense” in the consolidated income statements for the year ended December 31, 2020, 2019 and 2018, corresponding to the remuneration plans based on equity instruments in each year, amounted to €16 million, €31 million and €29 million, respectively. These amounts have been recognized with a corresponding entry under the heading “Shareholders’ funds - Other equity instruments” in the accompanying consolidated balance sheets, net of tax effect.

The characteristics of the Group's remuneration plans based on equity instruments are described below.

System of Variable Remuneration in Shares

BBVA has a specific remuneration system applicable to those employees whose professional activities may have a material impact on the risk profile of the Group (hereinafter “Identified Staff”), designed within the framework of applicable regulations to credit institutions and considering best practices and recommendations at the local and international levels in this matter.

In 2020, this remuneration scheme is reflected in the following remuneration policies:

•BBVA Group Remuneration Policy, approved by the Board of Directors on November 29, 2017, that applies in general to all employees of BBVA and of its subsidiaries that form part of the consolidated group. This policy includes in a specific chapter the remuneration system applicable to the members of BBVA Group Identified Staff, including Senior Management.

•BBVA Directors’ Remuneration Policy, approved by the Board of Directors and by the General Shareholders’ Meeting held on March 15, 2019, that it’s applicable to BBVA Directors. The remuneration system for executive directors corresponds, generally, with the applicable system to the Identified Staff, to which they belong, incorporating some particularities of their own, derived from their condition of directors.

The Annual Variable Remuneration for the Identified Staff members is subject to specific rules for settlement and payment established in their corresponding remuneration policies, specifically:

•Variable remuneration for Identified Staff members for each financial year will be subject to ex ante adjustments, so that it shall be reduced at the time of the performance assessment in the event of negative performance of the Group’s results or other parameters such as the level of achievement of budgeted targets, and it shall not accrue or it will accrue in a reduced amount, should certain level of profits and capital ratios not be achieved.

•60% of the Annual Variable Remuneration will be paid, if conditions are met, in the year following that to which it corresponds (the “Upfront Portion”). For executive directors, members of the Senior Management and Identified Staff members with particularly high variable remuneration, the Upfront Portion will be 40% of the Annual Variable Remuneration. The remaining portion will be deferred in time (hereinafter, the “Deferred Component”) for a 5 year-period for executive directors and members of the Senior Management, and 3 years for the remaining Identified Staff.

•50% of the Annual Variable Remuneration, both the Upfront Portion and the Deferred Component, shall be established in BBVA shares. As regards executive directors and Senior Management, 60% of the Deferred Component shall be established in shares.

•Shares received as Annual Variable Remuneration shall be withheld for a one-year period after delivery, except for the transfer of those shares required to honor the payment taxes.

•The Deferred Component of the Annual Variable Remuneration may be reduced in its entirety, but never increased, based on the result of multi-year performance indicators aligned with the Group’s core risk management and control metrics related to the solvency, capital, liquidity, profitability or to the share performance and the recurring results of the Group.

•Resulting cash portions of the Deferred Component of Annual Variable Remuneration and subject to the multi-year performance indicators, finally delivered, shall be updated following the Consumer Price Index (CPI), measured as the year-on-year change prices, as agreed by the Board of Directors.

•The entire Annual Variable Remuneration shall be subject to malus and clawback arrangements during the whole deferral and withholding period, both linked to a downturn in the financial performance of the Bank as a whole, of a specific unit or area, or of exposure generated by an Identified Staff member, when such a downturn in financial performance arises from any of the circumstances expressly named in the remuneration policies.

•No personal hedging strategies or insurances shall be used in connection with remuneration or liability that may undermine the effects of alignment with sound risk management.

•The variable component of the remuneration for a financial year shall be limited to a maximum amount of 100% of the fixed component of the total remuneration, unless the General Meeting resolves to increase this percentage up to a maximum of 200%.

In this regard, the General Meeting held on March, 13, 2020 resolved to increase this limit to a maximum level of 200% of the fixed component of the total remuneration for a given number of the Identified Staff members, in the terms indicated in the report issued for this purpose by the Board of Directors dated February 10, 2020.

According to the settlement and payment scheme indicated, during 2020, a total amount of 5,754,101 BBVA shares corresponding to the Upfront Portion of 2019 Annual Variable Remuneration has been delivered to the Identified Staff.

Additionally, according to the Remuneration Policy applicable in 2016, during 2020 a total amount of 4,220,900 BBVA shares corresponding to the Deferred Component of 2016 Variable Remuneration has been delivered to the Identifies Staff. This amount has been subject to a downward adjustment due to multi-year performance indicators evaluation.

Likewise, the aforesaid policy established that the deferred amounts in shares of the Annual Variable Remuneration finally vested, subject to multi-year performance indicators, will be updated in cash, based on the terms established by the Board of Directors. In this regard, during 2020 a total amount of 3,085,476 euros has been delivered to the Identified Staff as updates of the corresponding shares of the Deferred Component of 2016 Annual Variable Remuneration.

Detailed information on the delivery of shares to executive directors and Senior Management is included in Note 54.

Lastly, in line with specific regulation applicable in Portugal and Brazil, BBVA IFIC and BBVA Brazil Banco de Investimento have identified respectively the staff in these countries whose Annual Variable Remuneration should be subject to a specific settlement and payment scheme, more specifically:

•A percentage of the Annual Variable Remuneration is subject to a three years deferral that shall be paid yearly over the mentioned period.

•50% of the Annual Variable Remuneration, both the Upfront Portion and Deferred Component, shall be established in BBVA Shares.

•In BBVA IFIC, resulting cash portions of the Deferred Component of Annual Variable Remuneration and subject to multi-year performance indicators, finally delivered, shall be updated following the Consumer Price Index (CPI) measured as year-on-year price variation.

•In BBVA Brasil Banco de Investimento, both the cash amounts and share amounts of the Deferred Component may be subject to update adjustments in cash.

According to this remuneration scheme, during financial year 2020 a total of 18,879 BBVA shares corresponding to the Upfront Portion of 2019 Annual Variable Remuneration have been delivered to this staff in Portugal and Brazil.

Additionally, during 2020 there have been delivered to this staff in Portugal and Brazil a total of 5,083 BBVA shares corresponding to the first third of the Deferred Component of 2018 Annual Variable Remuneration, as well as 1,323 euros as adjustments for updates. A total of 9,558 BBVA shares corresponding to the second third of the Deferred Component of 2017 Annual Variable Remuneration and 4,873 euros as adjustments for updates; and a total of 12,142 BBVA shares corresponding to the last third of the Deferred Component of 2016 Annual Variable Remuneration and 8,873 euros as adjustments for updates.

44.2. Other administrative expense

The breakdown of the balance under this heading in the accompanying consolidated income statements is as follows:

Personnel expense (Millions of Euros)
	Notes	2020	2019	2018
Wages and salaries		3.610	4.103	4.031
Social security costs		671	725	670
Defined contribution plan expense	25	72	95	72
Defined benefit plan expense	25	49	49	58
Other personnel expense		293	379	373
Total		4.695	5.351	5.205